Finance Lease Receivables	12 Months Ended
Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Finance Lease Receivables	Finance Lease Receivables
Amounts receivable under the Company’s finance leases include the Mount Keith 132kV expansion (2024), Northern Goldfields solar facilities (2024 and 2023), the Poplar Creek cogeneration facility (2024 and 2023), the Muskeg River and the Primrose cogeneration plants (2024) and are as follows:

As at Dec. 31	2024		2023
	Minimum lease receipts	Present value of minimum lease receipts	Minimum lease receipts	Present value of minimum lease receipts
Within one year	48	47	28	28
Second to fifth years inclusive	185	159	112	98
More than five years	247	129	117	64
	480	335	257	190
Less: unearned finance lease income	146	—	67	—
Add: unguaranteed residual value	1	—	—	—
Total finance lease receivables	335	335	190	190

Included in the Consolidated Statements of Financial Position as:
Current portion of finance lease receivables (Note 13)	30		19
Long-term portion of finance lease receivables	305		171
Total finance lease receivables	335		190
During the first quarter of 2024, the Mount Keith 132kV expansion was completed. As a result, the Company derecognized assets under construction and recognized a finance lease receivable of $48 million. On
Dec. 4, 2024, as part of the Heartland acquisition, the Company recognized current and non-current finance lease receivables of $8 million and $107 million, respectively (refer to Note 4 for details).